Shareholders' Equity and Dividend Availability (details) (USD $) In Billions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 07, 2011	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013
Shareholders' Equity and Dividend Availability disclosure
Number of authorized shares		1,755,000,000
Number of authorized shares, voting common stock		1,745,000,000
Number of authorized shares, preferred shares		5,000,000			5,000,000
Number of authorized shares, undesignated shares		5,000,000
Ratio of common shares issued to preferred shares upon conversion of preferred shares (per share)	800.00%
Preferred shares outstanding	190,083
Number of common shares issued upon conversion of preferred shares, total	1,520,000
Maximum amount of dividends available to be paid by subsidiaries to their parent without prior approval of the Connecticut Insurance Department		$ 3.33
Number of non-insurance holding companies underneath TRV		2
Dividends received by TRV and its two non-insurance holding companies from their U.S. insurance subsidiaries		2.90
Statutory net income of the Company's domestic and international insurance subsidiaries		4.18	2.84	1.50
Policyholder surplus of the Company's domestic and international insurance subsidiaries		$ 21.12	$ 20.05